Unbilled receivables and unearned revenues	12 Months Ended
Sep. 30, 2011
Unbilled receivables and unearned revenues [Abstract]
Unbilled receivables and unearned revenues

5. Unbilled receivables and unearned revenues:

Unbilled receivables and unearned revenues are as follows:

	September 30,
	2011	2010
Costs incurred on uncompleted service contracts	$1,273,001	$978,628
Estimated earnings	752,778	1,253,352

	2,025,779	2,231,980
Less billings to date	(2,129,759)	(2,344,455)

	$(103,980)	$(112,475)

These amounts are presented in the accompanying consolidated balance sheets as follows:

	September 30,
	2011	2010
Unbilled receivables	$225,580	$151,303
Unearned revenues	(329,560)	(263,778)

Total before discontinued operations	$(103,980)	$(112,475)

Total included in discontinued operations	(103,980)	—

Total after discontinued operations	$—	$(112,475)